NATURE OF OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (9,598,700)	$ (7,112,800)
Net cash in operating activities	(9,038,680)	(4,792,100)
Accumulated deficit	$ (85,245,300)	$ (75,646,600)